Investment Risks	Feb. 28, 2026
IDX DYNAMIC FIXED INCOME ETF | Fund-Of-Funds Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund-of-Funds Structure Risk: The value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs. The underlying ETFs may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs will achieve their respective investment goals. Because the Fund invests in ETFs, the Fund indirectly bears a proportionate share of the expenses charged by the underlying funds which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs.
The Fund is exposed to the risks of the underlying ETFs in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. The Fund would indirectly bear the costs of both trades. In addition, you may indirectly receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the Sub-Adviser’s skill in selecting an optimal mix of underlying funds.

IDX DYNAMIC FIXED INCOME ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk: In managing the Fund’s portfolio, the Adviser engages a Sub-Adviser to make investment decisions for a portion of or the entire portfolio. There is a risk that the Sub-Adviser may be unsuccessful in achieving superior investment returns.

IDX DYNAMIC FIXED INCOME ETF | Economic And Market Events Risk member
Prospectus [Line Items]
Risk [Text Block]
Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide.

IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Underlying Funds: The underlying ETFs or funds in which the Fund may invest may be subject to the following principal risks.
•Debt Instrument Risk. The value of debt instruments including corporate bonds, may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.

•Asset-Backed Securities Risk. Investors in asset-backed securities, including residential mortgage-backed securities and commercial mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
• Bank Loan Risk. The Underlying ETFs’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the ETF will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
•Convertible Securities. The Underlying ETFs may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, the Underlying ETF may invest in the lowest credit rating category.

•Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. The Underlying ETF may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying ETF because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, the Portfolio may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise, mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause the Underlying ETF to lose money. This is known as extension risk.

• Inflation-Protected Securities Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
•U.S. Government and Agency Obligations Risk. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

•Foreign Securities Risk. Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
•Depositary Receipts Risk. Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
•Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
•Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Debt Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt Instrument Risk. The value of debt instruments including corporate bonds, may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates. Returns on investments in debt instruments may trail the returns on other investment options, including investments in equity securities.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. Investors in asset-backed securities, including residential mortgage-backed securities and commercial mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Bank Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bank Loan Risk. The Underlying ETFs’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the ETF will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Convertible Securities Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities. The Underlying ETFs may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, the Underlying ETF may invest in the lowest credit rating category.

IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. The Underlying ETF may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Underlying ETF because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, the Portfolio may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise, mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause the Underlying ETF to lose money. This is known as extension risk.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Inflation-Protected Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Protected Securities Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds,U.S. Government And Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government and Agency Obligations Risk. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds,Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of an underlying fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.
IDX DYNAMIC FIXED INCOME ETF | Risks of Underlying Funds, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
IDX DYNAMIC FIXED INCOME ETF | Risks Of Underlying Funds, Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
IDX DYNAMIC FIXED INCOME ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

IDX DYNAMIC FIXED INCOME ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
IDX DYNAMIC FIXED INCOME ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
IDX DYNAMIC FIXED INCOME ETF | ETF Risks, Costs of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
IDX DYNAMIC FIXED INCOME ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
IDX DYNAMIC FIXED INCOME ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
IDX DYNAMIC FIXED INCOME ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk: The Fund’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Fund to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Fund. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Fund, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Fund’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.
Risk of U.S. Treasury Futures and Options. Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.
Futures Contract Risks; Other Exchange-Traded Derivatives. The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. There is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.
Options Risk:  Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.
Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific security at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, the Fund may either accept or make delivery of the security specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The use of forward contracts involves various risks, including the risks associated with fluctuations in value of the security and the risk that the counterparty will fail to fulfill its obligations.

IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk, Risk Of U.S. Treasury Futures And Options Member
Prospectus [Line Items]
Risk [Text Block]	Risk of U.S. Treasury Futures and Options. Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Adviser's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so. There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.
IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk, Futures Contract Risks; Other Exchange-Traded Derivatives Member
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risks; Other Exchange-Traded Derivatives. The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. There is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk:  Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk, Total Return Swaps Member
Prospectus [Line Items]
Risk [Text Block]
Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

IDX DYNAMIC FIXED INCOME ETF | Derivatives Risk, Forward Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific security at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, the Fund may either accept or make delivery of the security specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The use of forward contracts involves various risks, including the risks associated with fluctuations in value of the security and the risk that the counterparty will fail to fulfill its obligations.

IDX DYNAMIC FIXED INCOME ETF | Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk.  Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays.

IDX DYNAMIC FIXED INCOME ETF | Model And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model and Data Risk. Due to the quantitative nature of the Fund's investments and strategies, the Adviser heavily relies on quantitative models and external information ("Models and Data"). These Models and Data are essential for managing risks and determining the Fund's investment allocations.
However, if the Models and Data are inaccurate or incomplete, possibly due to outdated, missing, or unavailable data, decisions made based on them can expose the Fund to potential risks. Similarly, reliance on flawed Models and Data for hedging can lead to unsuccessful outcomes. Some predictive models used by the Adviser for the Fund entail inherent risks, as their accuracy hinges on historical data provided by third parties. The Fund faces the risk that these models might not successfully guide investment selection or determine position weights to achieve its investment goals.
Accurate data inputs are crucial for all models. Even a well-constructed model will yield incorrect information if fed with inaccurate data. Furthermore, "model prices" often deviate significantly from market prices, particularly for complex instruments like derivatives.
The Fund's success depends on realistic assumptions underlying the models, which must either hold true in the future or be adjusted for evolving market conditions. Inaccurate or outdated assumptions, if not corrected promptly, can lead to missed profitable signals and substantial losses.
The Adviser holds the authority to continuously test, evaluate, and incorporate new models, potentially leading to modifications of existing ones. However, there's no guarantee that these modifications will align the Fund with its investment objectives.

IDX DYNAMIC FIXED INCOME ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
IDX DYNAMIC FIXED INCOME ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
IDX DYNAMIC FIXED INCOME ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers.

IDX Alternative FIAT ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

IDX Alternative FIAT ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
IDX Alternative FIAT ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. Although the Fund intends for most redemptions to be in-kind, it may be required from time to time to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
IDX Alternative FIAT ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
IDX Alternative FIAT ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
IDX Alternative FIAT ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund may invest in derivative instruments, such as futures contracts, forward contracts, and swaps, which may involve significant risks. Derivatives often provide leveraged exposure, meaning the Fund can experience gains or losses greater than the amount invested in the derivative, based on changes in the value of the underlying asset, index, or rate, which the Fund may not own. Adverse movements in the underlying asset or index can lead to losses exceeding the Fund’s initial investment. Derivatives also expose the Fund to risks such as counterparty default, transaction costs, and imperfect correlation between the derivative’s value and the securities markets or the Fund’s portfolio holdings. The use of derivatives requires specialized skill, and their value may fluctuate significantly, potentially impacting the Fund’s net asset value (NAV) and total return.

IDX Alternative FIAT ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund will concentrate its investments in the particular industry or group of industries assigned to Alternative FIAT assets. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
IDX Alternative FIAT ETF | Cryptocurrency Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class with a limited history. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. Although the Fund does not directly invest in bitcoin or Ether (“ETH”), the Fund’s indirect investments in these cryptocurrencies are exposed to risks associated with the price of the underlying cryptocurrency, which is subject to numerous factors and risks. Investments in or exposure to cryptocurrencies, such as bitcoin or ETH, are subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market.

Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government, corporation, or other entity. Cryptocurrency is not generally accepted as legal tender. Regulation of cryptocurrency is still developing. Federal, state and/or foreign governments may restrict the development, use, or exchange of cryptocurrency. As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset trading market. Many of these state and federal agencies have brought enforcement actions and issued advisories and rules relating to digital asset markets. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the cryptocurrency and/or the ability of the Fund to continue to operate.

The market for a cryptocurrency (such as bitcoin or ETH) depends on, among other things: the supply and demand for the particular cryptocurrency (and their respective futures); the adoption of bitcoin or ETH (or another cryptocurrency) for commercial uses; the anticipated increase of investments in cryptocurrency-related investment products by retail and institutional investors; speculative interest in spot cryptocurrencies, cryptocurrency futures, and cryptocurrency-related investment products; regulatory or other restrictions on investors’ ability to invest in cryptocurrency futures; and the potential ability to hedge against the price of a cryptocurrency with their respective futures (and vice versa). The market prices of bitcoin and ETH, for example, have been subject to extreme fluctuations. The price of a cryptocurrency could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the blockchain networks, events involving entities that facilitate transactions in a cryptocurrency, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies.

Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated. Therefore, cryptocurrency exchanges may be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. However, the digital asset trading platforms on which cryptocurrencies are traded, and which may serve as a pricing source that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategies. Cryptocurrency exchanges may not have the same features as traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden price swings such as “flash crashes.” As a result, the prices of cryptocurrencies on exchanges may be subject to more volatility than traditional assets traded on regulated exchanges. Cryptocurrency exchanges are also subject to cyber security risks. Cryptocurrency exchanges have experienced cyber security breaches in the past and may be breached in the future, which could result in the theft and/or loss of bitcoin and other cryptocurrencies and impact the value of bitcoin. Furthermore, cyber security events, legal or regulatory actions, fraud, and technical glitches, may cause a cryptocurrency exchange to shut down temporarily or permanently, which may also affect the value of bitcoin.

The Fund’s investments in Crypto ETPs, expose the Fund to all of the risks related to cryptocurrencies described above and also expose the Fund to risks related to Crypto ETPs directly. Shares of Crypto ETPs may trade at a significant premium or discount to NAV. To the extent a Crypto ETP trades at a discount to NAV, the value of the Fund’s investment in such Crypto ETP would typically decrease. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies, including bitcoin, are susceptible to theft, loss and destruction. If a Crypto ETP experiences theft, loss, or destruction of its holdings, the Fund’s investments in such Crypto ETP could be harmed. Furthermore, because there is no guarantee that an active trading market for a Crypto ETP will exist at any time, the Fund’s investments in such vehicle may also be subject to liquidity risk, which can impair the value of the Fund’s investments in the Crypto ETP. Investors may experience losses if the value of the Fund’s investments in Crypto ETP declines.

IDX Alternative FIAT ETF | Bitcoin Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bitcoin Investing Risk. While the Fund (or the IDX Subsidiary) will not directly invest in Bitcoin, it will be subject to the risks associated with Bitcoin by virtue of its investments in Bitcoin derivative instruments and Crypto ETPs that hold Bitcoin. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The value of bitcoin has been, and may continue to be, substantially dependent on speculation. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which bitcoin trades. The Bitcoin Blockchain may contain flaws that can be exploited by hackers. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.

Investing in Bitcoin exposes investors to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin,
Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Companies engaged in Bitcoin mining are particularly susceptible to operational and financial risk caused by cyber-attacks, hacking, malware and other types of unauthorized access that could affect the company’s mining equipment, Bitcoin inventory and other mining rewards that will adversely affect the mining company’s profitability. Environmental concerns and related government regulations and restrictions have, and may do so again in the future, target Bitcoin mining companies.

IDX Alternative FIAT ETF | Eth Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Eth Investing Risk. While the Fund (or the IDX Subsidiary) will not directly invest in ETH, it will be subject to the risks associated with ETH by virtue of its investments in ETH derivative instruments and Crypto ETPs that hold ETH. ETH is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ETH may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ETH, they could halt payments. A significant portion of ETH is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

ETH generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ETH and ETH trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ETH). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ETH trading venues have been closed due to fraud, failure or security breaches. Investors in ETH may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Trading venues on which ETH is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ETH; ETH futures; Crypto ETPs that hold ETH, and the Fund.

IDX Alternative FIAT ETF | Gold Risk Member
Prospectus [Line Items]
Risk [Text Block]
Gold Risk.  The Fund invests in gold futures contracts and Metal ETPs that own gold. This subjects the Fund to the risks of gold generally and futures contracts. Neither the Fund nor the IDX Subsidiary invests directly in gold.

Gold is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the Shares. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s share price may be more volatile than other types of investments. For example, large gold dispositions by the official sector – including central banks and other government entities – could result in excess supply of gold, potentially decreasing the value of gold.

Indirect Investments in Gold through Metal ETPs. GLD is not a registered investment company subject to the 1940 Act.

The valuation of the gold held by a Metal ETP is closely tied to the LBMA Gold Price PM. The LBMA, or London Bullion Market Association, plays a crucial role in setting the benchmark for gold prices. It is an international trade association representing the London market for gold and silver bullion, which has a major influence on the global bullion markets. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact a Metal ETP’s gold valuation.

Metal ETPs face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. The Metal ETPs do not insure their gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. Custodians for Metal ETPs custody physical gold are not specifically regulated for gold bullion custody, and rely on industry best practices and internal controls, which presents a security risk for the gold held by a Metal ETP. Furthermore, gold held in unallocated accounts are not segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, a Metal ETP would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in Metal ETPs.

IDX Alternative FIAT ETF | Silver Risk Member
Prospectus [Line Items]
Risk [Text Block]
Silver Risk. The Fund invests in silver futures contracts and Metal ETPs that own silver. This subjects the Fund to the risks of silver generally and futures contracts. Neither the Fund nor the IDX Subsidiary invests directly in silver.:

An investment in silver is subject to various risks, notably those linked to the dynamics and perception of the LBMA Silver Price. The LBMA Silver Price, determined through an electronic auction managed by ICE Benchmark Administration, is central to the valuation and operation of Metal ETPs that hold silver. However, potential electronic failures or concerns about the LBMA Silver Price being susceptible to manipulation could lead to delays or inaccuracies in the auction price. This uncertainty could affect the valuation of a Metal ETP’s silver holdings, the calculation of fees, and the pricing of silver sales. Moreover, a loss of confidence in the fairness or integrity of the LBMA Silver Price could change investor behavior, thereby impacting the overall silver market and the value of shares in Metal ETPs holding silver.

Silver prices have historically experienced significant and unpredictable fluctuations. Silver is a speculative investment, suitable primarily for those who can absorb potential losses. The physical silver market’s supply and demand dynamics can further complicate this investment. For example, if the demand for silver exceeds the available supply, such a supply-demand mismatch may lead to increased volatility in the price of silver.

Several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares of Metal ETPs holding silver, Including (but not limited to): (i) A change in economic conditions, such as a recession, can adversely affect the price of silver; (ii) a significant change in the attitude of speculators and investors towards silver; (iii) a significant increase in silver price hedging activity by silver producers. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares of Metal ETPs holding silver.

IDX Alternative FIAT ETF | Costs Of Buying And Selling Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]
Costs Of Buying And Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

IDX Alternative FIAT ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund’s investments in futures, swaps, options and other derivatives involve counterparty risk, including the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

IDX Alternative FIAT ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
IDX Alternative FIAT ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

IDX Alternative FIAT ETF | Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Risk. The Fund (through the IDX Subsidiary) will invest in futures contracts, primarily futures contracts on Bitcoin and Gold. Futures in which the Fund will invest are primarily traded on the Chicago Mercantile Exchange (“CME”). The market for bitcoin and ETH futures may be less developed, potentially less liquid, and more volatile than more established Futures markets. While the bitcoin and ETH futures market has grown substantially since they commenced trading, there can be no assurance that this growth will continue. Bitcoin and ETH futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. Further, unlike the Fund’s shares or futures traded on the CME, the trading markets for bitcoin and ETH are global and always open. There’s a risk that the bitcoin, and ETH futures prices held by the Fund may not reflect changes to the underlying spot price while the CME is closed. Additionally, the Fund intends to invest in Treasury Futures. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

The Fund’s use of futures contracts generally involves risks that may adversely affect its NAV and total return. These risks include: (a) imperfect correlation between the futures contract’s price and the value of the Fund’s portfolio holdings, which may reduce the effectiveness of the strategy; (b) limited liquidity in the secondary market, which may prevent the Fund from closing a futures position at a desired time or price; (c) potential for significant losses due to unanticipated market movements, which may be theoretically unlimited; (d) the Adviser’s inability to accurately predict market trends, interest rates, currency exchange rates, or other economic factors; (e) the risk that a counterparty to the futures contract may fail to meet its obligations; and (f) the need to sell portfolio securities to meet margin requirements, potentially at disadvantageous times, if the Fund has insufficient cash.

IDX Alternative FIAT ETF | Futures Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Liquidity Risk. The market for the Futures is still developing and may be subject to periods of illiquidity. Buying or selling a position at the desired price may be difficult or impossible during such times. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions that the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

IDX Alternative FIAT ETF | Roll Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Roll Cost Risk. When a Future is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Future with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Futures typically are substantially higher than those associated with other Futures contracts and may have a significant adverse impact on the performance of the Fund. Historically, the annualized cost of rolling has ranged from 6% to 30%. Additionally, the returns of bitcoin and ether Futures may differ from the returns of bitcoin and ether, respectively. These differences in returns can arise due to several factors, including the costs associated with Futures investments, such as “rolling,” supply and demand dynamics, interest rates, and market expectations. As a result, the performance of bitcoin and ether Futures may diverge from the performance of the underlying Digital Assets, leading to differences in returns for the Fund.

IDX Alternative FIAT ETF | Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. Swap agreements expose the Fund to the risk that the counterparty to the swap will default on its payment obligations, which could result in losses to the Fund. Additionally, unexpected market events or significant adverse market movements may leave the Fund with insufficient assets to meet its obligations under a swap agreement. Such events could hinder the Fund’s ability to implement its investment strategies and may lead to financial losses. The Fund’s use of swaps also involves risks related to market volatility and the potential for imperfect correlation with the Fund’s other investments.

IDX Alternative FIAT ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund’s use of derivatives, such as swaps, futures contracts, and forward contracts, may create financial leverage, amplifying the Fund’s exposure to price movements in the underlying assets. This leverage increases the Fund’s volatility, potentially leading to greater gains or magnified losses compared to a non-leveraged strategy. For example, if a leveraged derivative increases in value, the Fund’s gains are enhanced; however, a decline in value results in proportionally larger losses. Losses from leveraged derivatives may require the Fund to sell portfolio holdings at inopportune times to meet obligations, margin requirements, or redemption requests. There is no guarantee that the Fund’s use of leveraged derivatives will achieve its investment objectives, and such strategies may increase the risk of significant losses.

IDX Alternative FIAT ETF | Borrowing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Borrowing Risk. The Fund’s use of borrowing for investment purposes results in leverage to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the Fund’s returns. As a result, borrowing may exaggerate changes in the Fund’s NAV and returns. The Fund’s borrowing will be subject to interest expense and other fees, which reduces its returns. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

IDX Alternative FIAT ETF | Income Risk Member
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

IDX Alternative FIAT ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. None of the Alternative FIAT ETPs are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser or any affiliates thereof and are not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, the Sub-Adviser or any affiliate are not responsible for the performance of any Alternative FIAT ETP and make no representation as to the performance of any Alternative FIAT ETP. Investing in the Fund is not equivalent to investing in any of the Alternative FIAT ETPs directly. None of the Alternative FIAT ETPs listed in the table above are registered investment companies. Accordingly, the Fund’s investments in such Alternative FIAT ETPs do not have the protections expressly provided by the 1940 Act, including: provisions preventing insiders from managing an Alternative FIAT ETF to their benefit and to the detriment of shareholders; provisions preventing an Alternative FIAT ETP from issuing securities having inequitable or discriminatory provisions; provisions related to calculating the net asset value of an Alternative FIAT ETP;
provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services.

IDX Alternative FIAT ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

IDX Alternative FIAT ETF | Model & Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Model & Data Risk. Given the complexity of the strategies of the Fund, the Adviser relies heavily on quantitative models and information and data both proprietary and supplied by third parties (“Models and Data”). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors, or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

IDX Alternative FIAT ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

IDX Alternative FIAT ETF | Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

IDX Alternative FIAT ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in digital assets or derivatives based upon digital assets presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to digital assets and metals through investments in the IDX Subsidiary, which is intended to provide the Fund with exposure to the digital assets and metal ETPs returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the IDX Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the digital asset’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s Statement of Additional Information (“SAI”).
IDX Alternative FIAT ETF | Trading Issues Risks Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risks. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

IDX Alternative FIAT ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

IDX Alternative FIAT ETF | Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

IDX Alternative FIAT ETF | Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
IDX Alternative FIAT ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
IDX Alternative FIAT ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
IDX Alternative FIAT ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.